Document and Entity Information Document	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	BRANDYWINE REALTY TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-9106
Entity Tax Identification Number	23-2413352
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	610
Local Phone Number	325-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	BDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000790816
Amendment Flag	false